Intangible Assets, Net (Tables)	6 Months Ended
Apr. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of April 30, 2025 and October 31, 2024, intangible assets, net comprised of the following:

	April 30, 2025	October 31, 2024
At Cost:
Trademark	248	253
Software	9,628	9,834

Accumulated depreciation	(2,896)	(2,466)
Total, net	6,980	7,621

Schedule of Amortization Expenses

Amortization expenses were $482 and $488 for the six months ended April 30, 2025 and 2024, respectively.

	For the years ending October 31,
	2025*	2026	2027	2028	2029	thereafter
Amortization expenses	481	963	963	963	963	2,647

*        For the six months ending October 31, 2025